Exhibit 99
Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	25
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,646,197,309.59	72,484	55.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$348,000,000.00	0.23000%	January 15, 2015
Class A-2 Notes	$539,900,000.00	0.480%	November 15, 2016
Class A-3 Notes	$474,900,000.00	0.790%	May 15, 2018
Class A-4 Notes	$136,780,000.00	1.290%	April 15, 2019
Class B Notes	$47,350,000.00	1.710%	May 15, 2019
Class C Notes	$31,570,000.00	1.900%	September 15, 2019
Class D Notes	$31,570,000.00	2.400%	July 15, 2020
Total	$1,610,070,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,809,236.41

Principal:
Principal Collections	$17,288,734.03
Prepayments in Full	$8,651,794.56
Liquidation Proceeds	$369,647.47
Recoveries	$57,863.65
Sub Total	$26,368,039.71
Collections	$28,177,276.12

Purchase Amounts:
Purchase Amounts Related to Principal	$313,882.42
Purchase Amounts Related to Interest	$1,205.46
Sub Total	$315,087.88

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,492,364.00

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	25
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,492,364.00
Servicing Fee	$470,242.84	$470,242.84	$0.00	$0.00	$28,022,121.16
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,022,121.16
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$28,022,121.16
Interest - Class A-3 Notes	$193,581.94	$193,581.94	$0.00	$0.00	$27,828,539.22
Interest - Class A-4 Notes	$147,038.50	$147,038.50	$0.00	$0.00	$27,681,500.72
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,681,500.72
Interest - Class B Notes	$67,473.75	$67,473.75	$0.00	$0.00	$27,614,026.97
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,614,026.97
Interest - Class C Notes	$49,985.83	$49,985.83	$0.00	$0.00	$27,564,041.14
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,564,041.14
Interest - Class D Notes	$63,140.00	$63,140.00	$0.00	$0.00	$27,500,901.14
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,500,901.14
Regular Principal Payment	$25,368,307.22	$25,368,307.22	$0.00	$0.00	$2,132,593.92
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$2,132,593.92
Residual Released to Depositor	$0.00	$2,132,593.92	$0.00	$0.00	$0.00
Total		$28,492,364.00

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$25,368,307.22
Total					$25,368,307.22
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$25,368,307.22	$53.42	$193,581.94	$0.41	$25,561,889.16	$53.83
Class A-4 Notes	$0.00	$0.00	$147,038.50	$1.08	$147,038.50	$1.08
Class B Notes	$0.00	$0.00	$67,473.75	$1.43	$67,473.75	$1.43
Class C Notes	$0.00	$0.00	$49,985.83	$1.58	$49,985.83	$1.58
Class D Notes	$0.00	$0.00	$63,140.00	$2.00	$63,140.00	$2.00
Total	$25,368,307.22	$15.76	$521,220.02	$0.32	$25,889,527.24	$16.08

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	25

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$294,048,510.45	0.6191798	$268,680,203.23	0.5657616
Class A-4 Notes	$136,780,000.00	1.0000000	$136,780,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$541,318,510.45	0.3362081	$515,950,203.23	0.3204520

Pool Information
Weighted Average APR	3.922%	3.922%
Weighted Average Remaining Term	34.91	34.10
Number of Receivables Outstanding	38,583	37,646
Pool Balance	$564,291,411.72	$537,372,523.32
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$541,551,895.08	$515,950,203.23
Pool Factor	0.3427848	0.3264326

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,230,986.55
Targeted Credit Enhancement Amount	$8,230,986.55
Yield Supplement Overcollateralization Amount	$21,422,320.09
Targeted Overcollateralization Amount	$21,422,320.09
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$21,422,320.09

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,230,986.55
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,230,986.55
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,230,986.55

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	25
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		117	$294,819.61
(Recoveries)		75	$57,863.65
Net Loss for Current Collection Period			$236,955.96
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5039%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			0.4920%
Second Preceding Collection Period			0.4390%
Preceding Collection Period			0.5579%
Current Collection Period			0.5162%
Four Month Average (Current and Preceding Three Collection Periods)			0.5013%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		3,481	$7,027,101.77
(Cumulative Recoveries)			$785,008.48
Cumulative Net Loss for All Collection Periods			$6,242,093.29
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.3792%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,018.70
Average Net Loss for Receivables that have experienced a Realized Loss			$1,793.19

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.80%	534	$9,650,426.25
61-90 Days Delinquent	0.22%	62	$1,157,301.85
91-120 Days Delinquent	0.04%	10	$228,633.35
Over 120 Days Delinquent	0.16%	38	$839,731.68
Total Delinquent Receivables	2.21%	644	$11,876,093.13

Repossession Inventory:
Repossessed in the Current Collection Period		40	$914,327.18
Total Repossessed Inventory		56	$1,280,913.67

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.3058%
Preceding Collection Period			0.3369%
Current Collection Period			0.2922%
Three Month Average			0.3117%

Ford Credit Auto Owner Trust 2014-A
Monthly Investor Report

Collection Period	January 2016
Payment Date	2/16/2016
Transaction Month	25

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Erin Rohde
Assistant Treasurer